SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property and Equipment, Depreciation Rates
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Computers and peripheral equipment	33
Office furniture and equipment	3 - 20 (mainly 7)
Leasehold improvements	Over the shorter of the lease term or useful economic life